Acquisitions (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended								0 Months Ended		1 Months Ended	0 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Kwittken PR, LLC [Member]	Dec. 31, 2010 Sloane & Company LLC [Member]	Dec. 31, 2010 Communifx Partners LLC [Member]	Dec. 31, 2010 Relevent Partners, LLC [Member]	May 06, 2010 Integrated Media Solutions Partners Llc [Member]	Dec. 31, 2010 Allison & Partners LLC [Member]	Nov. 30, 2010 Kenna Communications LP [Member] Capital C Partners LP [Member]	Mar. 01, 2010 The Arsenal LLC [Member]	Mar. 01, 2010 The Arsenal LLC [Member] Intangible Assets [Member]	Jun. 30, 2010 The Arsenal LLC [Member] Amended Agreement [Member]	Dec. 31, 2012 Aggregate Year to Date Acquisitions [Member]	Dec. 31, 2011 Aggregate Year to Date Acquisitions [Member]	Dec. 31, 2010 Aggregate Year to Date Acquisitions [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price																			$ 26,300				$ 99,299	$ 107,575	$ 109,818
Business Acquisition, Cost of Acquired Entity, Cash Paid																	20,000			11,000			23,471		53,983
Business Acquisition, Deferred Acquisition Consideration																	19,658		12,360	12,656		3,071	67,812	62,622	54,574
Business Acquisition, Working Capital Payments																				569			8,016	2,426
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets																	9,081		10,254	5,220		3,071	31,968		21,947
Business Acquisition, Purchase Price Allocation, Goodwill Amount																	44,678		47,297	32,893			113,404	85,463	94,331
Redeemable Noncontrolling Interest, Equity, Carrying Amount																			19,905				18,501	14,172	26,346
Business Acquisition Purchase Price Allocation Intangibles and Goodwill Expected Tax Deductible Amount	145,372								145,372								53,759				41,184		96,829		116,278
Reduction to Short Term Noncontrolling Interest																							197
Step Up Adjustment to Paid in Capital																							13,920	7,475	7,605
Noncontrolling Interest, Ownership Percentage by Parent													60.00%	75.00%	76.00%	60.00%	75.00%	51.00%	80.00%	60.00%
Revenue	293,069	265,855	271,865	234,220	253,406	234,805	236,041	212,740	1,065,009	936,992	688,826												91,734	68,869
Net income (loss) attributable to MDC Partners Inc.	(24,548)	(14,496)	(20,114)	(26,281)	(57,740)	(19,574)	1,325	(8,685)	(85,439)	(84,674)	(15,440)												3,114	7,219
Significant Acquisitions and Disposals, Description																							During 2012, the Company completed a number of transactions. Effective March 28, 2012, MDC invested in Doner Partners LLC (“Doner”). The Company acquired a 30% voting interest and a convertible preferred interest that allows the Company to increase ordinary voting ownership to 70% at MDC’s option, at no additional cost to the Company. Doner is a full service integrated creative agency. In addition, the Company acquired a 70% interest in TargetCast LLC (“TargetCast”). TargetCast is a full service media agency that expands our media strategy and activation offerings. The Company acquired a 51% interest in Dotbox LLC (“Dotbox”), and subsequently acquired the remaining 49% of the equity interests in Dotbox.	During 2011, the Company completed a number of acquisitions. The Company, through a wholly-owned subsidiary, acquired substantially all of the assets of RJ Palmer LLC and a 75% interest in Trade X Partners LLC (“Trade X”). These acquisitions expand the Company’s portfolio with another full service media buying agency as well as provide corporate bartering services to clients and are included in the Performance Marketing Services segment. The Company also entered into a transaction through its subsidiary Kwittken PR LLC (“Kwittken”) which acquired 100% of Epoch PR Limited. Epoch is a communications and PR agency and expands Kwittken’s capabilities to London and is included in the Strategic Marketing Services segment. The Company also acquired a 51% interest in AIC Publishing Services LP (“AIC”). The Company, through a wholly-owned subsidiary, purchased a 70% interest in Concentric Partners, LLC (“Concentric”) and a 65% interest in Laird + Partners, New York LLC (“Laird”). The Concentric acquisition is expected to serve as the foundation of the Company’s healthcare platform. The Laird acquisition increases the Company’s positioning in the luxury goods and retail marketplace. Concentric and Laird are now included in the Company’s Strategic Marketing Services segment. The Company, through a wholly-owned subsidiary, purchased 60% of the total outstanding membership interests in Anomaly Partners, LLC (“Anomaly”). This acquisition expands the Company’s portfolio with another creatively driven agency brand with an international presence.	During 2010, the Company completed a number of other acquisitions. The Company, through a wholly-owned subsidiary, acquired a 51% interest in 72andSunny Partners LLC (“72andSunny”), a 60% equity interest in Relevent Partners LLC (“Relevent”), a 60% equity interest in Kwittken PR, LLC (“Kwittken”), a 51% equity interest in Allison & Partners LLC (“Allison”), a 75% equity interest in Sloane & Company LLC (“Sloane”), a 76% equity interest in Communifx Partners LLC (“Communifx”), and certain assets and liabilities of Think 360 Inc (“Think 360”), Plaid Inc. (“Plaid”), and CSC-ADPLUS, LLC (d.b.a. Infolure) (“Infolure”).
Business Combination Noncontrolling Interest Fair Value																								6,706
Deferred Tax Liabilities Amortization Of Intangible Assets																			3,188
Share-based Compensation, Total	5,827				5,837				32,197	23,657	16,507								5,000
Business Acquisition Deferred Acquisition Consideration Cash Paid																	2,216
Redeemable Noncontrolling Interest, Equity, Fair Value, Total	117,953				107,432				117,953	107,432	77,560	33,728					13,219			15,771
Business Acquisition Purchase Price Allocation Cash And Cash Equivalents																							57,500
Business Acquisition Purchase Price Allocation Receivables																							60,568	35,200
Business Acquisitions Purchase Price Allocation Liabilities																							111,358	65,718
Business Acquisition Purchase Price Allocation Amortizable Intangible Asset																								13,639
Net Increase Decrease In Redeemable Noncontrolling Interest																							$ 12,523	$ 7,922	$ 6,664